Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Indefinite-lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 66,000	$ 205,000	$ 137,000	$ 410,000				$ 713,000.0	$ 1,500,000	$ 4,000,000
Impairment charges					10,500,000				1,100,000
Discount rate								17.00%
Impairment charges related goodwill						0	0
LED Effects [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charges								1,600,000
Lamina [Member]
Indefinite-lived Intangible Assets [Line Items]
Impairment charges								$ 4,100,000